Equity - Summary of Reconciliation Between the Value of Outstanding Shares (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Change in share issues			€ 1,300
Ending balance	€ 11,587
Ordinary Shares issued [member]
Disclosure of classes of share capital [line items]
Beginning balance	8,362	€ 8,362	7,425
Change in share issues	0	0
Ending balance	8,362	8,362	8,362
Ordinary Shares issued [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member]
Disclosure of classes of share capital [line items]
Change in share issues			937
Less: Treasury Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	(90)	(90)	(90)
Change in share issues	0	0
Ending balance	(90)	(90)	(90)
Ordinary Shares Outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	8,272	8,272	7,335
Change in share issues	0	0
Ending balance	8,272	8,272	8,272
Ordinary Shares Outstanding [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member]
Disclosure of classes of share capital [line items]
Change in share issues			937
Savings Shares Issued and Outstanding [member]
Disclosure of classes of share capital [line items]
Beginning balance	3,315	3,315	3,315
Change in share issues	0	0
Ending balance	3,315	3,315	3,315
Share capital [member]
Disclosure of classes of share capital [line items]
Change in share issues			937
Share capital [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Beginning balance	11,677	11,677	10,740
Change in share issues	0	0
Ending balance	11,677	11,677	11,677
Share capital [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Change in share issues			937
Share capital outstanding [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Beginning balance	11,587	11,587	10,650
Change in share issues	0	0
Ending balance	€ 11,587	€ 11,587	11,587
Share capital outstanding [member] | 6.125% Mandatory Convertible Bonds Due 2016 [member] | TIM S.p.A [member]
Disclosure of classes of share capital [line items]
Change in share issues			€ 937